Acquisition (Schedule of Recognized Identified Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands		12 Months Ended
		Jun. 29, 2016	Jun. 24, 2015
Business Acquisition [Line Items]
Goodwill, Acquired During Period		$ 31,912	$ 0
Finite-lived Intangible Assets Acquired		10,400
Finite-Lived Intangible Asset, Off-market Lease, Favorable, Gross		5,500
Off-market Lease, Unfavorable		6,521	$ 663
Acquisition of Chili's restaurants [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets	[1]	6,331
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment		64,532
Goodwill, Acquired During Period		31,912
Finite-lived Intangible Assets Acquired	[2]	10,400
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Deferred Tax Assets Noncurrent		15,388
Finite-Lived Intangible Asset, Off-market Lease, Favorable, Gross		5,496
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets		134,059
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities		17,800
Off-market Lease, Unfavorable		8,846
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities		26,646
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net	[1]	107,413
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents		$ 1,800
Finite-Lived Intangible Asset, Useful Life		12 years

[1]	The net assets acquired includes cash and cash equivalents of $1.8 million.
[2]	The reacquired franchise rights have an amortization period of 12 years.